Withholding Taxes Receivables, Net (Details) - Schedule of Current and Non Current Portion of Tax Receivables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Current and Non-Current Portion of Tax Receivables [Abstract]
Current portion	$ 607,221	$ 757,024
Non-current portion	1,617,625	1,934,072
Withholding taxes receivables, net	$ 2,224,846	$ 2,691,096